Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Air Freight & Logistics - 1.6%
CH Robinson Worldwide, Inc.	7,398	$ 622,098
FedEx Corp.	5,055	1,219,721
United Parcel Service, Inc., Class B	8,020	1,138,038

		2,979,857

Automobile Components - 0.1%
BorgWarner, Inc.	3,733	126,549

Automobiles - 0.9%
Tesla, Inc. (A)	7,666	1,435,765
Thor Industries, Inc.	1,797	203,097

		1,638,862

Banks - 3.2%
Bank of America Corp.	47,338	1,609,965
JPMorgan Chase & Co.	23,046	4,018,301
Regions Financial Corp.	11,862	221,463

		5,849,729

Beverages - 1.6%
Coca-Cola Co.	1,566	93,161
PepsiCo, Inc.	16,333	2,752,601

		2,845,762

Biotechnology - 1.8%
Gilead Sciences, Inc.	5,704	446,395
Neurocrine Biosciences, Inc. (A)	1,076	150,393
Regeneron Pharmaceuticals, Inc. (A)	2,171	2,046,775
Vertex Pharmaceuticals, Inc. (A)	1,578	683,874

		3,327,437

Broadline Retail - 1.9%
Amazon.com, Inc. (A)	20,120	3,122,624
eBay, Inc.	8,108	332,996

		3,455,620

Building Products - 0.2%
Builders FirstSource, Inc. (A)	1,946	338,078
Carrier Global Corp.	1,577	86,278

		424,356

Capital Markets - 1.1%
Ameriprise Financial, Inc.	1,809	699,775
Cboe Global Markets, Inc.	4,884	897,923
Robinhood Markets, Inc., Class A (A)	23,925	256,955
S&P Global, Inc.	445	199,516

		2,054,169

Chemicals - 1.4%
Linde PLC	1,369	554,212
LyondellBasell Industries NV, Class A	14,273	1,343,375
Mosaic Co.	21,634	664,380

		2,561,967

Commercial Services & Supplies - 1.4%
Cintas Corp.	1,224	739,994
Copart, Inc. (A)	37,298	1,791,796

		2,531,790

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 1.6%
Arista Networks, Inc. (A)	1,416	$ 366,291
Cisco Systems, Inc.	52,097	2,614,227

		2,980,518

Consumer Finance - 1.9%
American Express Co.	12,109	2,430,761
Capital One Financial Corp.	1,751	236,945
Discover Financial Services	7,271	767,236

		3,434,942

Diversified Telecommunication Services - 1.0%
Iridium Communications, Inc.	3,639	131,950
Verizon Communications, Inc.	38,570	1,633,440

		1,765,390

Electric Utilities - 0.6%
OGE Energy Corp.	34,869	1,159,046

Electrical Equipment - 0.2%
Acuity Brands, Inc.	1,426	339,616

Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity Ltd.	9,395	1,335,875
Teledyne Technologies, Inc. (A)	665	278,283

		1,614,158

Entertainment - 0.6%
Electronic Arts, Inc.	7,322	1,007,361

Financial Services - 4.6%
Fiserv, Inc. (A)	15,254	2,164,085
Mastercard, Inc., Class A	3,921	1,761,431
Visa, Inc., Class A	13,499	3,688,737
Voya Financial, Inc.	9,823	710,890

		8,325,143

Food Products - 1.3%
Archer-Daniels-Midland Co.	7,449	414,015
Bunge Global SA	1,089	95,930
General Mills, Inc.	14,273	926,461
Hershey Co.	4,719	913,315

		2,349,721

Ground Transportation - 0.5%
CSX Corp.	26,213	935,804

Health Care Equipment & Supplies - 1.4%
Align Technology, Inc. (A)	2,411	644,508
Dexcom, Inc. (A)	2,208	267,941
Hologic, Inc. (A)	5,111	380,463
IDEXX Laboratories, Inc. (A)	2,299	1,184,169
Intuitive Surgical, Inc. (A)	296	111,953

		2,589,034

Health Care Providers & Services - 4.7%
Cencora, Inc.	1,270	295,504
Centene Corp. (A)	13,803	1,039,504
Cigna Group	6,672	2,007,938
DaVita, Inc. (A)	11,464	1,239,946
Elevance Health, Inc.	2,900	1,430,976
Encompass Health Corp.	5,799	411,961
Humana, Inc.	1,750	661,605

Transamerica Funds	Page 1

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	1,591	$ 795,325
UnitedHealth Group, Inc.	1,237	633,022

		8,515,781

Health Care REITs - 0.8%
Healthpeak Properties, Inc.	80,074	1,481,369

Health Care Technology - 0.1%
Teladoc Health, Inc. (A)	4,580	88,989

Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc. (A)	658	2,307,915
Caesars Entertainment, Inc. (A)	3,640	159,687
Hilton Worldwide Holdings, Inc.	6,966	1,330,227
Starbucks Corp.	5,266	489,896

		4,287,725

Household Durables - 1.1%
D.R. Horton, Inc.	5,635	805,298
NVR, Inc. (A)	75	530,647
PulteGroup, Inc.	6,043	631,856

		1,967,801

Household Products - 3.1%
Colgate-Palmolive Co.	9,375	789,375
Kimberly-Clark Corp.	10,590	1,281,072
Procter & Gamble Co.	22,287	3,502,179

		5,572,626

Industrial Conglomerates - 0.1%
Honeywell International, Inc.	1,079	218,239

Insurance - 1.7%
Assurant, Inc.	3,658	614,361
Hartford Financial Services Group, Inc.	22,042	1,916,772
Progressive Corp.	3,384	603,198

		3,134,331

Interactive Media & Services - 5.2%
Alphabet, Inc., Class A (A)	25,883	3,626,208
Alphabet, Inc., Class C (A)	19,690	2,792,042
Meta Platforms, Inc., Class A (A)	7,316	2,854,264
ZoomInfo Technologies, Inc. (A)	13,438	215,546

		9,488,060

Leisure Products - 0.2%
Mattel, Inc. (A)	13,709	245,254
YETI Holdings, Inc. (A)	1,981	87,105

		332,359

Life Sciences Tools & Services - 0.1%
Avantor, Inc. (A)	4,168	95,822

Machinery - 3.7%
Caterpillar, Inc.	3,957	1,188,327
Cummins, Inc.	6,078	1,454,465
Illinois Tool Works, Inc.	7,871	2,053,544
Oshkosh Corp.	819	90,172
Otis Worldwide Corp.	21,977	1,943,646

		6,730,154

Media - 0.8%
Fox Corp., Class A	28,463	919,355
Interpublic Group of Cos., Inc.	18,413	607,445

		1,526,800

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.9%
Nucor Corp.	6,311	$ 1,179,715
Steel Dynamics, Inc.	3,228	389,588

		1,569,303

Multi-Utilities - 0.8%
Consolidated Edison, Inc.	15,839	1,439,765

Oil, Gas & Consumable Fuels - 4.8%
Cheniere Energy, Inc.	4,527	742,383
Chevron Corp.	19,342	2,851,591
ConocoPhillips	15,517	1,735,887
Devon Energy Corp.	7,360	309,267
EOG Resources, Inc.	8,755	996,231
Marathon Petroleum Corp.	4,202	695,851
Occidental Petroleum Corp.	3,446	198,386
Phillips 66	6,448	930,511
Range Resources Corp.	5,814	168,839

		8,628,946

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	44,696	2,184,294
Johnson & Johnson	11,976	1,902,986
Merck & Co., Inc.	17,120	2,067,754

		6,155,034

Professional Services - 1.2%
Automatic Data Processing, Inc.	3,162	777,157
Paychex, Inc.	12,010	1,461,977

		2,239,134

Residential REITs - 0.5%
AvalonBay Communities, Inc.	5,197	930,315

Semiconductors & Semiconductor Equipment - 9.2%
Applied Materials, Inc.	10,857	1,783,805
Broadcom, Inc.	3,369	3,975,420
KLA Corp.	387	229,893
Lam Research Corp.	1,446	1,193,196
Lattice Semiconductor Corp. (A)	2,834	172,477
NVIDIA Corp.	13,748	8,458,732
QUALCOMM, Inc.	1,429	212,221
Skyworks Solutions, Inc.	6,082	635,326

		16,661,070

Software - 12.6%
Adobe, Inc. (A)	3,814	2,356,213
Atlassian Corp., Class A (A)	1,201	299,974
Autodesk, Inc. (A)	2,466	625,896
Intuit, Inc.	1,983	1,251,927
Microsoft Corp.	34,224	13,606,778
Oracle Corp.	9,642	1,077,011
Palo Alto Networks, Inc. (A)	2,214	749,461
Salesforce, Inc. (A)	9,126	2,565,227
Workday, Inc., Class A (A)	1,214	353,359

		22,885,846

Specialty Retail - 3.3%
AutoZone, Inc. (A)	63	174,014
Home Depot, Inc.	5,416	1,911,631
Lowe’s Cos., Inc.	7,872	1,675,477
TJX Cos., Inc.	23,656	2,245,191

		6,006,313

Transamerica Funds	Page 2

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	54,105	$ 9,976,962
Hewlett Packard Enterprise Co.	7,944	121,464
HP, Inc.	7,033	201,917

		10,300,343

Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (A)	181	136,425
Lululemon Athletica, Inc. (A)	4,187	1,900,144

		2,036,569

Tobacco - 0.3%
Altria Group, Inc.	13,467	540,296

Trading Companies & Distributors - 0.3%
Core & Main, Inc., Class A (A)	13,462	556,115

Total Common Stocks (Cost $129,330,537)		177,685,936

EXCHANGE-TRADED FUND - 1.9%
U.S. Equity Fund - 1.9%
SPDR S&P 500 ETF Trust	7,220	3,486,394

Total Exchange-Traded Fund (Cost $3,183,687)		3,486,394

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 2.50% (B), dated 01/31/2024, to be repurchased at $353,730 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $360,831.	$ 353,705	353,705

Total Repurchase Agreement (Cost $353,705)		353,705

Total Investments (Cost $132,867,929)		181,526,035
Net Other Assets (Liabilities) - (0.0)% (C)		(75,352)

Net Assets - 100.0%		$ 181,450,683

Transamerica Funds	Page 3

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$177,685,936	$—	$—	$177,685,936
Exchange-Traded Fund	3,486,394	—	—	3,486,394
Repurchase Agreement	—	353,705	—	353,705

Total Investments	$181,172,330	$353,705	$—	$181,526,035

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2024.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica Large Core ESG

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Large Core ESG (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5